Financial Risk and Fair Value Disclosures - Reconciliation for Fair Value Measurement in Level 3 Fair Value Hierarchy (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Disclosure of fair value measurement of assets [line items]
Beginning balance	$ 546,576,832
Ending balance	560,168,955	$ 17,083,530	$ 546,576,832
Level 3 [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	10,251,085		10,726,873
Recognized in profit (loss)	203,424		(1,216,735)
Recognized in other comprehensive income (loss)	0		0
Acquisition	2,329,820		1,353,205
Disposal	(566,983)		(117,737)
Return of capital	(12,488)		(37,730)
Transfer out of Level 3	(377,121)		(461,403)
Exchange effect	301,052		4,612
Ending balance	12,128,789		10,251,085
Level 3 [member] | Financial assets at fair value through profit or loss [member] | Common stock [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	3,036,255		3,198,808
Recognized in profit (loss)	(119,584)		(312,149)
Recognized in other comprehensive income (loss)	0		0
Acquisition	505,538		610,153
Disposal	(78,234)		0
Return of capital	(83)		(1,384)
Transfer out of Level 3	(377,121)		(461,403)
Exchange effect	41,412		2,230
Ending balance	3,008,183		3,036,255
Level 3 [member] | Financial assets at fair value through profit or loss [member] | Preferred stocks [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	2,786,634		2,865,258
Recognized in profit (loss)	187,131		(277,994)
Recognized in other comprehensive income (loss)	0		0
Acquisition	639,779		294,046
Disposal	(311,066)		(89,997)
Return of capital	0		0
Transfer out of Level 3	0		0
Exchange effect	101,455		(4,679)
Ending balance	3,403,933		2,786,634
Level 3 [member] | Financial assets at fair value through profit or loss [member] | Funds [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	4,274,896		4,626,333
Recognized in profit (loss)	128,617		(617,764)
Recognized in other comprehensive income (loss)	0		0
Acquisition	1,133,312		294,245
Disposal	(81,371)		0
Return of capital	(12,405)		(36,346)
Transfer out of Level 3	0		0
Exchange effect	153,398		8,428
Ending balance	5,596,447		4,274,896
Level 3 [member] | Financial assets at fair value through profit or loss [member] | Convertible bonds [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	0		36,474
Recognized in profit (loss)	3,120		(8,828)
Recognized in other comprehensive income (loss)	0		0
Acquisition	51,191		0
Disposal	0		(27,740)
Return of capital	0		0
Transfer out of Level 3	0		0
Exchange effect	455		94
Ending balance	54,766		0
Level 3 [member] | Financial assets at fair value through profit or loss [member] | Others [Member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	153,300		0
Recognized in profit (loss)	4,140		0
Recognized in other comprehensive income (loss)	0		0
Acquisition	0		154,761
Disposal	(96,312)		0
Return of capital	0		0
Transfer out of Level 3	0		0
Exchange effect	4,332		(1,461)
Ending balance	65,460		153,300
Level 3 [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	3,237,388		3,610,267
Recognized in profit (loss)	0		0
Recognized in other comprehensive income (loss)	134,316		(372,879)
Acquisition	64,694		0
Disposal	0		0
Return of capital	0		0
Transfer out of Level 3	0		0
Exchange effect	0		0
Ending balance	3,436,398		3,237,388
Level 3 [member] | Financial assets at fair value through other comprehensive income [member] | Common stock [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	3,062,325		3,427,720
Recognized in profit (loss)	0		0
Recognized in other comprehensive income (loss)	104,499		(365,395)
Acquisition	64,694		0
Disposal	0		0
Return of capital	0		0
Transfer out of Level 3	0		0
Exchange effect	0		0
Ending balance	3,231,518		3,062,325
Level 3 [member] | Financial assets at fair value through other comprehensive income [member] | Preferred stocks [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	175,063		182,547
Recognized in profit (loss)	0		0
Recognized in other comprehensive income (loss)	29,817		(7,484)
Acquisition	0		0
Disposal	0		0
Return of capital	0		0
Transfer out of Level 3	0		0
Exchange effect	0		0
Ending balance	$ 204,880		$ 175,063